INCOME TAXES - Net Deferred Tax Assets (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Net deferred tax assets (liabilities)	$ 491	$ 2,229	$ 931
United States
Tax Credit Carryforward [Line Items]
Net deferred tax assets (liabilities)		0	0
Canada
Tax Credit Carryforward [Line Items]
Net deferred tax assets (liabilities)		337	(156)
Colombia
Tax Credit Carryforward [Line Items]
Net deferred tax assets (liabilities)		208	572
Malaysia
Tax Credit Carryforward [Line Items]
Net deferred tax assets (liabilities)		429	1
Peru
Tax Credit Carryforward [Line Items]
Net deferred tax assets (liabilities)		792	476
Others
Tax Credit Carryforward [Line Items]
Net deferred tax assets (liabilities)		$ 463	$ 38